Note 9 - Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Spire Alabama Inc [Member] | Gasoline Derivative Program [Member]
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ 0	$ 0